SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS:

MONEY MARKET PORTFOLIO

Fund of Variable Insurance Products Fund

INDEX 500 PORTFOLIO and
INVESTMENT GRADE BOND PORTFOLIO

Funds of Variable Insurance Products Fund II

Service Class

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2000

The following information replaces fundamental investment limitation (4) for VIP Money Market Portfolio found in the "Investment Policies and Limitations" section on page 1.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces fundamental investment limitations (4) for VIP Index 500 Portfolio found in the "Investment Policies and Limitations" section on page 2.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces fundamental investment limitations (4) for VIP Investment Grade Bond Portfolio found in the "Investment Policies and Limitations" section on page 3.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

VIPI5MSCB-01-01 April 9, 2001
1.756842.100

During the period from November 1, 2000 through March 29, 2001, Ms. Johnson served as a Member of the Advisory Board. Effective March 30, 2001, Ms. Johnson has been elected to the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

*ABIGAIL P. JOHNSON (39), Trustee of Variable Insurance Products Fund and Variable Insurance Products Fund II (2001), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR (1997) and a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

During the period from November 1, 2000 through March 29, 2001, Mr. Stavropolous served as a Member of the Advisory Board. Effective March 30, 2001, Mr. Stavropolous has been elected to the Board of Trustees. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 58.

WILLIAM S. STAVROPOULOS (61), Trustee of Variable Insurance Products Fund and Variable Insurance Products Fund II (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 58.

DAVID L. MURPHY (52), is Vice President of VIP Investment Grade Bond (2000). He serves as Vice President of Fidelity's Taxable Bond Funds (2000), Group Leader of Fidelity's Taxable Bond Group (2000), and Vice President of FMR (1998). Mr. Murphy joined Fidelity in 1989 as a manager of fixed-income funds.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte & Touche Tohmatsu. He currently serves as a Director of International Flavor & Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emertis of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

MARIE L. KNOWLES (53), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

MARVIN L. MANN (66), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals) and Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

DWIGHT D. CHURCHILL (46), is Vice President of VIP Money Market (2000) and VIP Investment Grade Bond. He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS:

MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO, OVERSEAS PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH® PORTFOLIO, INDEX 500 PORTFOLIO, CONTRAFUND® PORTFOLIO

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund II

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2000

The following information replaces fundamental investment limitation (4) for VIP Money Market Portfolio found in the "Investment Policies and Limitations" section on page 1.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces fundamental investment limitation (1) found in the "Investment Policies and Limitations" section on page 3.

(1) (for VIP Balanced Portfolio, VIP Growth & Income Portfolio, and VIP Growth Opportunities Portfolio) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

The following information replaces fundamental investment limitation (4) for VIP High Income Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio, VIP Investment Grade Bond Portfolio, VIP Asset Manager Portfolio,VIP Asset Manager: Growth Portfolio, VIP Index 500 Portfolio, and VIP Contrafund Portfolio found in the "Investment Policies and Limitations" section on page 4.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces fundamental investment limitations (4) and (5) for VIP Balanced Portfolio,VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio found in the "Investment Policies and Limitations" section on page 4.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

During the period from November 1, 2000 through March 29, 2001, Mr. Stavropolous served as a Member of the Advisory Board. Effective March 30, 2001, Mr. Stavropolous has been elected to the Board of Trustees. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 58.

WILLIAM S. STAVROPOULOS (61), Trustee of Variable Insurance Products Fund and Variable Insurance Products Fund II (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

VIP/VIPII/VIPIIIB-01-01 April 9, 2001
1.483795.111

The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 58.

DAVID L. MURPHY (52), is Vice President of VIP Investment Grade Bond (2000). He serves as Vice President of Fidelity's Taxable Bond Funds (2000), Group Leader of Fidelity's Taxable Bond Group (2000), and Vice President of FMR (1998). Mr. Murphy joined Fidelity in 1989 as a manager of fixed-income funds.

During the period from November 1, 2000 through March 29, 2001, Ms. Johnson served as a Member of the Advisory Board. Effective March 30, 2001, Ms. Johnson has been elected to the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

*ABIGAIL P. JOHNSON (39), Trustee of Variable Insurance Products Fund and Variable Insurance Products Fund II (2001), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR (1997) and a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte & Touche Tohmatsu. He currently serves as a Director of International Flavor & Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emertis of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

MARIE L. KNOWLES (53), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

MARVIN L. MANN (66), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals) and Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 58.

DWIGHT D. CHURCHILL (46), is Vice President of VIP Money Market (2000) and VIP Investment Grade Bond. He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

The following information has been removed from the "Trustees and Officers" section beginning on page 58.

MATTHEW N. KARSTETTER (38), is Deputy Treasurer of VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas,VIP Investment Grade Bond, VIP Asset Manager, VIP Asset Manager: Growth, VIP Index 500, VIP Contrafund, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities (1998) and VIP Mid Cap. He also serves as Deputy Treasurer of other Fidelity funds (1998) and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

The following information replaces similar information found in the "Management Contracts" section on page 71.

On behalf of VIP Overseas, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.
\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Average Group Assets	Annualized Fee Rate
	from $0 - $500 million	0.30%
	$500 million - $1 billion	0.25%
	over $1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.